UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2010

                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

              Name:      Apis Capital Advisors, LLC
                         ------------------------------------
              Address:   53 Forest Avenue, Suite 103
                         ------------------------------------
                         Old Greenwich, CT 06870
                         ------------------------------------

                         Form 13F File Number: 028-13123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

              Name:      Steven A. Werber, Jr.
                         ------------------------------------
              Title:     Chief Operating Officer
                         ------------------------------------
              Phone:     203-409-6303
                         ------------------------------------

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

   /s/ Steven A. Werber, Jr.          Old Greenwich, CT          5/14/10
   -----------------------------    ---------------------  --------------------
          [Signature]                   [City, State]             [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

                       Number of Other Included Managers:            0
                                                                ------------
                       Form 13F Information Table Entry Total:      31
                                                                ------------
                       Form 13F Information Table Value Total:  $ 84,196.9
                                                                ------------
                                                                 (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                                 SHARES /
                             SECURITY                 VALUE        PRN      SH/  PUT/   INVESMENT    OTHER       VOTING AUTHORITY
SECURITY                       TYPE        ID_CUSIP   X1000       AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARES  NONE
ALEXION

PHARMACEUTICALS INC      Common Stock     015351109  $14,428.7    265,380    SH            Yes         No        x
ALTISOURCE PORTFOLIO
SOL                      Common Stock           N/A  $ 7,069.9    315,622    SH            Yes         No        x
ALVARION LTD             Common Stock           N/A  $   350.9     88,600    SH            Yes         No        x
AMERIGON INC             Common Stock     03070L300  $   124.1     12,300    SH            Yes         No        x
ANADYS PHARMACEUTICALS
INC                      Common Stock     03252Q408  $   645.1    254,972    SH            Yes         No        x
April 10 Puts on EEM
US                       Equity Option          N/A  $    57.6    720,000    SH   Put      Yes         No        x
AUTOLIV INC              Common Stock     052800109  $ 2,777.5     53,900    SH            Yes         No        x
BIOSPECIFICS
TECHNOLOGIES             Common Stock     090931106  $10,437.1    376,113    SH            Yes         No        x
CADENCE
PHARMACEUTICALS, INC     Common Stock     12738T100  $   482.1     52,800    SH            Yes         No        x
CAPITAL GOLD CORP        Common Stock     14018Y205  $ 6,266.1  1,811,005    SH            Yes         No        x
CHECK POINT SOFTWARE
TECH                     Common Stock           N/A  $ 3,429.8     97,800    SH            Yes         No        x
CIRRUS LOGIC INC         Common Stock     172755100  $ 3,817.5    455,003    SH            Yes         No        x
ENERGYSOLUTIONS INC      Common Stock     292756202  $ 1,090.2    169,556    SH            Yes         No        x
EZCHIP SEMICONDUCTOR
LTD                      Common Stock           N/A  $ 2,436.2    123,730    SH            Yes         No        x
GOLAR LNG LTD            Common Stock           N/A  $   456.3     39,000    SH            Yes         No        x
ISHARES SILVER TRUST     ETP              46428Q109  $ 1,870.0    109,100    SH            Yes         No        x
January 11 Calls on
BIIB US                  Equity Option          N/A  $   195.8    126,300    SH  Call      Yes         No        x
January 11 Calls on
ONXX US                  Equity Option          N/A  $    74.0     40,000    SH  Call      Yes         No        x
JDA SOFTWARE GROUP INC   Common Stock     46612K108  $ 1,566.3     56,300    SH            Yes         No        x
June 10 Calls on MNTA
US                       Equity Option          N/A  $    38.0     58,500    SH  Call      Yes         No        x
MYR GROUP INC/DELAWARE   Common Stock     55405W104  $ 1,353.7     83,000    SH            Yes         No        x
NAM TAI ELECTRONICS
INC                      Common Stock     629865205  $    90.5     18,100    SH            Yes         No        x
PERMA-FIX
ENVIRONMENTAL SVCS       Common Stock     714157104  $ 1,541.0    687,934    SH            Yes         No        x
PROSHARES ULTRASHORT
20+Y TR                  ETP              74347R297  $ 3,223.3     66,200    SH            Yes         No        x
QLT INC                  Common Stock     746927102  $   104.6     20,500    SH            Yes         No        x
RADWARE LTD              Common Stock           N/A  $   898.7     40,700    SH            Yes         No        x
ROVI CORP                Common Stock     779376102  $ 3,944.3    106,230    SH            Yes         No        x
TARGACEPT INC            Common Stock     87611R306  $   469.9     23,900    SH            Yes         No        x
TITAN MACHINERY INC      Common Stock     88830R101  $ 1,271.8     92,900    SH            Yes         No        x
UNITED THERAPEUTICS
CORP                     Common Stock     91307C102  $10,966.9    198,209    SH            Yes         No        x
WESTPORT INNOVATIONS
INC                      Common Stock     960908309  $ 2,719.2    164,900    SH            Yes         No        x
                                                     $84,196.9
